COMMON STOCK Preferred Stock (Details) (Preferred Stock [Member])	0 Months Ended
	Jun. 23, 2008	Dec. 31, 2012
Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Issuance, Date	Jun. 23, 2008
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Shares Issued		0